RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 8 - RELATED PARTY TRANSACTIONS

On July 1, 2021, we entered into a consulting agreement with BTB Management Company, a company owned by our CEO/CFO and director, Murray Fleming. The agreement provides for quarterly payments of $12,000 for a period of 12 months and thereafter renews quarterly until terminated by either party.  On April 1, 2022, we entered into a new consulting agreement with BTB Management Company, a company owned by our CEO/CFO and director, Murray Fleming. The agreement provides for quarterly payments of $24,000 and potential bonuses of up to $100,000 upon achievement of various corporate objectives. The agreement has no fixed term and continues until terminated by either party.

NOTE 9 - RELATED PARTY TRANSACTIONS

On July 1, 2021, the Company entered into a consulting agreement with BTB Management Company, a company owned by our CEO/CFO and director, Murray Fleming. The agreement provides for quarterly payments of $12,000 for a period of 12 months and thereafter renews quarterly until terminated by either party.